Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Deferred income taxes for future amortization of ITC	$ 2,146	$ 2,679
Employee benefits	31,557	25,591
Alternative minimum tax credit	20,172	19,739
Net operating losses and credits	9,719	15,113
Interest rate swap	8,622	9,893
Other	25,872	22,334
Valuation allowance	(253)	(200)
Deferred tax assets, total	97,835	95,149
Deferred tax liabilities:
Property-related items, including accelerated depreciation	736,810	694,024
Regulatory balancing accounts	33,736	18,688
Property-related items previously flowed through	28	836
Unamortized ITC	3,410	4,271
Debt-related costs	5,066	4,713
Intangibles	12,792
Other	27,572	15,898
Deferred tax liabilities, total	819,414	738,430
Net deferred tax liabilities	721,579	643,281
Current	(2,109)	(31,130)
Noncurrent	723,688	674,411
Net deferred tax liabilities	$ 721,579	$ 643,281